Cover Page	Nov. 13, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	CNO Financial Group, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31792
Entity Tax Identification Number	75-3108137
Entity Address, Address Line One	11299 Illinois Street
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	317
Local Phone Number	817-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity Central Index Key	0001224608
Amendment Flag	false
Common Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CNO
Security Exchange Name	NYSE
Rights To Purchase Series F Junior Participating Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Rights to purchase Series G Junior Participating Preferred Stock
No Trading Symbol Flag	true
Security Exchange Name	NYSE
5.125% Subordinated Debentures due 2060
Document Information [Line Items]
Title of 12(b) Security	5.125% Subordinated Debentures due 2060
Trading Symbol	CNOpA
Security Exchange Name	NYSE